Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue Text Block Abstract
Schedule of material revenue
	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000
Type of goods or services
Retail[1]	1,103,557	515,711	153,541
Wholesale	116,541	103,203	8,667
Other sales[1]	28,493	36,509	-
	1,248,591	655,423	162,208

Timing of revenue recognition
Goods and services transferred at a point in time	1,231,204	645,952	162,208
Goods and services transferred over time	17,387	9,471	-
	1,248,591	655,423	162,208

[1]

Retail includes the aggregate retail sales price and ancillary products (including financing commission, warranty commission, paint protection and any add-ons), together with delivery charges and admin fees, from all vehicles sold through the Group’s retail channel in the year. Ancillary revenues were previously presented in “Other sales”. The comparatives for 2021 and 2020 have been restated for consistency (ancillary revenues were £15.2 million for the year ended 31 December, 2021 and £3.1 million for the year ended December 31, 2020).

Schedule of revenue expected to be recognized in the future related to performance obligations
	Within one month as at December 31, 2022	Within one month as at December 31, 2021
	£’000	£’000

Undelivered vehicles	19,374	7,911